Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Fair value of financial instruments transferred from Level 1 to Level 2	£ 0	£ 0
Fair value of financial instruments transferred from Level 2 to Level 3	0	0
Disclosure of financial liabilities [abstract]
Fair value of financial instruments transferred from Level 1 to Level 2	0	0
Fair value of financial instruments transferred from Level 2 to Level 3	£ 0	£ 0